Statements of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (5,112)	$ 4,244,525
Adjustments to reconcile net loss to net cash used in operating activities:
Earnings on marketable securities held in Trust Account		(4,624,457)
Operating expenses paid via promissory note - related party		112,848
Operating costs paid by Sponsor from proceeds		267,836
Changes in operating assets and liabilities:
Prepaid insurance	4,791	(87,359)
Prepaid expenses and other current assets	321	(20,000)
Accrued expenses		98,098
Due to related party		6,326
Net cash used in operating activities		(2,183)
Cash flows from investing activities:
Cash deposited into Trust Account		(172,500,000)
Net cash used in investing activities		(172,500,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid		167,662,281
Proceeds from Private Placement Warrants, less issuance costs		5,432,215
Proceeds from Public Warrants, less issuance costs		468,608
Net cash provided by financing activities		173,563,104
Net increase (decrease) in cash and cash equivalents		1,060,921
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period		1,060,921
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred offering cost paid by Sponsor in exchange for issuance of Class B ordinary shares	(25,000)
Deferred underwriting fee payable charged to Class A ordinary share issuance costs		6,900,000
Underwriting fees paid via the issuance of Private Placement Warrants		1,725,000
Repayment of promissory note - related party via funds held by Sponsor		112,848
Proceeds from sale of AMB paid through reduction in deposit balances
Old Glory Holding Co [Member]
Cash flows from operating activities:
Net loss		(14,842,000)	(14,486,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		97,000	91,000
Provision for credit losses		371,000	18,000
Amortization of core deposit intangible		14,000	14,000
Amortization of deferred technology expenses		498,000	334,000
Gain on sale of mortgage loans		(508,000)	(961,000)
Gain on sale of investment securities		(132,000)
Proceeds from loan sales		24,802,000	37,390,000
Loans originated for sale		(24,155,000)	(35,478,000)
Net accretion of securities available for sale		14,000	(21,000)
Stock compensation expense		1,099,000	687,000
Changes in operating assets and liabilities:
Net increase in accrued interest		(329,000)	(6,000)
Net (increase) decrease in other assets		(620,000)	412,000
Net increase (decrease) in accrued interest and other liabilities		823,000	(59,000)
Net cash used in operating activities		(12,868,000)	(12,065,000)
Cash flows from investing activities:
Net increase in loans		(13,917,000)	(1,103,000)
Proceeds from sale of AMB loans			509,000
Maturities / paydowns of investment securities available for sale		5,582,000	450,000
Purchases of investment securities available for sale		(177,006,000)	(162,000)
Proceeds from sales of securities available for sale		8,532,000
Reduction (increase) in deferred technology expenses		33,000	(1,589,000)
Purchases of premises and equipment		(42,000)	(66,000)
Net cash used in investing activities		(176,818,000)	(1,961,000)
Cash flows from financing activities:
Net change in non interest bearing deposits		31,849,000	22,206,000
Net change in interest bearing deposits		41,840,000	64,524,000
Capital contributions		13,780,000	13,531,000
Proceeds from exercise of stock options and warrants		10,000	386,000
Net repayments of warehouse line of credit			(1,820,000)
Net cash provided by financing activities		87,479,000	98,827,000
Net increase (decrease) in cash and cash equivalents		(102,207,000)	84,801,000
Cash and cash equivalents at beginning of period		174,605,000	89,804,000
Cash and cash equivalents at end of period	$ 174,605,000	72,399,000	174,605,000
Schedule of Certain Cash Flow Information
Interest paid		1,862,000	1,007,000
Income taxes paid
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Proceeds from sale of AMB paid through reduction in deposit balances			$ 688,000